ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2012
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31, 2011	As of December 31, 2012
Payable for acquisition of property, plant and equipment	$39,289	$36,724
Consideration payable in connection with acquisition of Mengfeng	2,481	2,487
Advance from former shareholder of Mengfeng	12	12
Payable to local industrial zone	3,997	2,416
Accrued salary, bonus and welfare	5,007	4,483
Accrued sales commissions	15,785	12,287
Other taxes payable	3,536	2,698
Accrued interest	1,388	1,387
Deferred other income (incentive from ADS depository bank)	1,605	—
Payable for legal and product defect claims (Note 28)	5,110	—
Others	10,167	14,289
	$88,377	$76,783